Segment, Product and Geographic Information - Segment revenues from major product lines (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment, Product and Geographic Information
Revenue	$ 1,201,339	$ 1,547,097	$ 887,282
Display drivers for large-sized applications
Segment, Product and Geographic Information
Revenue	263,992	397,905	240,789
Display drivers for small and medium-sized applications
Segment, Product and Geographic Information
Revenue	778,946	963,537	515,733
Non-driver products
Segment, Product and Geographic Information
Revenue	158,401	185,655	130,760
Driver IC
Segment, Product and Geographic Information
Revenue	1,042,938	1,361,442	756,522
Driver IC | Display drivers for large-sized applications
Segment, Product and Geographic Information
Revenue	263,992	397,905	240,789
Driver IC | Display drivers for small and medium-sized applications
Segment, Product and Geographic Information
Revenue	778,946	963,537	515,733
Driver IC | Non-driver products
Segment, Product and Geographic Information
Revenue	0	0	0
Non-driver products
Segment, Product and Geographic Information
Revenue	158,401	185,655	130,760
Non-driver products | Display drivers for large-sized applications
Segment, Product and Geographic Information
Revenue	0	0	0
Non-driver products | Display drivers for small and medium-sized applications
Segment, Product and Geographic Information
Revenue	0	0	0
Non-driver products | Non-driver products
Segment, Product and Geographic Information
Revenue	$ 158,401	$ 185,655	$ 130,760